Retirement and Severance Benefits (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2008	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Estimated prior service benefit amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012		¥ 24,572
Estimated actuarial loss amortized from accumulated other comprehensive income (loss) into net periodic benefit cost for fiscal 2012		41,814
Percentage of investments, equity securities		40.00%
Percentage of investments, debt securities		40.00%
Percentage of investments, other investments		20.00%
Expected contribution in fiscal 2012		85,724
Future benefit payments, 2012		109,528
Future benefit payments, 2013		110,946
Future benefit payments, 2014		110,120
Future benefit payments, 2015		112,717
Future benefit payments, 2016		113,859
Future benefit payments, thereafter		595,784
Net periodic benefit cost	3,727	59,953	76,118	48,900
Accumulated other comprehensive income (loss)					73,571
Accumulated other comprehensive income (loss),net of tax					44,726
Benefit Obligations [Member]
Accumulated benefit obligation		¥ 2,184,954	¥ 2,155,066